Debt (Details) - Schedule of Outstanding Notes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Notes Payable [Abstract]
Amended and Restated Notes			$ 19,280,887
2023 Convertible Notes, fair value option	$ 18,014,033	20,082,880
Total notes payable, net		$ 20,082,880	$ 19,280,887